Vessels, subsidiaries and other property, plant and equipment, Vessels Under Construction (Details) $ in Thousands	12 Months Ended
Dec. 31, 2024 USD ($) VLCC
Vessels under construction [Abstract]
Number of VLCCs contracted to be built | VLCC	4
Average price of four ships	$ 129,945
Payment of installments under newbuilding program	90,077
Capitalized borrowing cost	$ 2,953
Average interest rate	7.20%
Other directly attributable expenses	$ 148
Vessels Under Construction [Member]
Vessels under construction [Abstract]
Future expected payments	429,705
2025 [Member] | Vessels Under Construction [Member]
Vessels under construction [Abstract]
Future expected payments	128,393
2026 [Member] | Vessels Under Construction [Member]
Vessels under construction [Abstract]
Future expected payments	$ 301,312
Hyundai Samho Heavy Industries Co., Ltd. [Member]
Vessels under construction [Abstract]
Number of VLCCs contracted to be built | VLCC	2
Hanwha Ocean Co., Ltd. [Member]
Vessels under construction [Abstract]
Number of VLCCs contracted to be built | VLCC	2